Loans and borrowings - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Detail Movement [Line Items]
Balance at beginning of period	€ 115,110	€ 127,938		€ 106,038
Proceeds from loans and borrowings	0	0	[1]	29,000
Repayment of loans and borrowings	(14,277)	(13,736)	[1]	(12,126)
New leases	2,355	4,626		8,326
Repayment leases	(3,775)	(3,640)	[1]	(5,283)
Loans acquired from business combination	0	0		2,076
Net foreign exchange movements	(306)	(78)		(92)
Balance at end of period	€ 99,107	€ 115,110		€ 127,938

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.